Note 25 - Share-based Payments (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of indirect measurement of fair value of goods or services received, share options granted during period [text block]
In R$	2020 (i)		2019 (i)		2018 (i)

Fair value of options granted	4.04		4.50		5.62
Share price	18.05		17.66		18.04
Exercise price	18.05		17.66		18.04
Expected volatility	22.3%		23.8%		26.2%
Vesting year	5		5		5
Expected dividends	5%		5%		5%
Risk-free interest rate	6.8	% (ii)	7.8	% (ii)	9.6	% (ii)

Disclosure of the number of outstanding options [text block]
Thousand options	2020	2019	2018

Options outstanding at January 1	141,736	141,328	135,221
Options issued during the period	22	24,593	19,899
Options exercised during the period	(5,730)	(7,849)	(9,988)
Options forfeited during the period	(8,763)	(16,336)	(3,804)
Options outstanding at the end of the year	127,265	141,736	141,328

Disclosure of weighted average exercise prices of share options [text block]
In R$ per share	2020	2019	2018

Options outstanding at January 1	18.53	16.16	15.27
Options issued during the period	18.05	18.05	18.04
Options forfeited during the period	22.96	21.24	18.55
Options exercised during the period	8.30	9.07	7.47
Options outstanding at the end of the period	19.81	18.53	16.16
Options exercisable at the end of the period	23.70	19.12	2.25

Disclosure of number and weighted average exercise prices of other equity instruments [text block]
Thousand deferred shares	2020	2019	2018

Deferred shares outstanding at January 1	7,926	12,308	16,300
New deferred shares during the period	153	208	426
Deferred shares granted during the period	(1,901)	(4,167)	(3,429)
Deferred shares forfeited during the period	(113)	(423)	(989)
Deferred shares outstanding at the end of the year	6,065	7,926	12,308
Thousand restricted shares	2020	2019	2018

Restricted shares outstanding at January 1	23,836	12,656	-
New restricted shares during the period	21,066	11,838	13,055
Restricted shares granted during the period	-	-	(296)
Restricted shares forfeited during the period	(1,444)	(658)	(103)
Restricted shares outstanding at the end of the year	43,458	23,836	12,656